Summary Prospectus May 31, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS ALTERNATIVE ASSET ALLOCATION PLUS FUND






CLASS    R   AAAQX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 or asking your financial advisor. The prospectus and SAI, both dated May 31, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES

(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                              R
                                                      ---------
Management fee                                            0.20
-----------------------------------------------------     ----
Distribution/service
(12b-1) fees                                              0.50
-----------------------------------------------------     ----
Other expenses((1))                                       0.50
-----------------------------------------------------     ----
Acquired funds fees and expenses                          1.34
-----------------------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES                      2.54
-----------------------------------------------------     ----
Less fee waiver/reimbursement                             0.49
-----------------------------------------------------     ----
NET ANNUAL FUND OPERATING EXPENSES (after fee waiver
and/or
expense reimbursement)                                    2.05
-----------------------------------------------------     ----

((1)) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through May 30, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses for Class R shares at a ratio no higher than 0.71% (excluding extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses (estimated at 1.34%)). The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $208         $744    $1,307     $2,839
---  ----         ----    ------     ------

PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 24%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds, certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Global Tactical Asset Allocation Strategy and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of Exchange Traded Funds ("ETFs") or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (ETFs, hedge funds and DWS funds, collectively referred to as "underlying funds"). The fund's allocations among the underlying funds may vary over time.


MANAGEMENT PROCESS. The fund allocates its assets among underlying funds that emphasize the following strategies and/or asset categories: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure and emerging markets.

GLOBAL TACTICAL ASSET ALLOCATION STRATEGY (GTAA). In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a GTAA overlay strategy. This strategy attempts to take advantage of inefficiencies within global equity, bond, commodity and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


Certain DWS funds in which the fund invests may also use the GTAA strategy.


DERIVATIVES. Outside of the GTAA strategy, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.



                                       2
                                      DWS Alternative Asset Allocation Plus Fund


                                                 SUMMARY PROSPECTUS May 31, 2011

In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.


CONCENTRATION RISK - UNDERLYING FUNDS. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.


While the fund does not concentrate in a particular industry, although it may concentrate in an underlying DWS fund, there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategy.


NON-DIVERSIFICATION RISK - UNDERLYING FUNDS. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


CURRENCY STRATEGIES RISK. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect,



                                       3
                                      DWS Alternative Asset Allocation Plus Fund


                                                 SUMMARY PROSPECTUS May 31, 2011
losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


TAX STATUS RISK. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. Receipt of such income could cause the fund to be subject to tax at the fund level. The IRS has issued a private ruling to the fund that such income earned through its wholly-owned Subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level or tax on all its income.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Class R is a new class of shares and therefore does not have a full calendar year of performance available. In the bar chart and table below, the performance figures are based on the performance of the fund's Class A shares, adjusted to reflect the higher expenses of Class R. Class A shares commenced operations on July 31, 2007 and are offered in a separate prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class R)


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


   2008       2009       2010
  -27.30      25.28      11.93




Best Quarter: 15.04%, Q2 2009       Worst Quarter: -16.53%, Q4 2008
Year-to-Date as of 3/31/11: -0.23%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons began on 7/31/07.



                                      1       SINCE
                                   YEAR   INCEPTION
                             ----------  ----------
CLASS R before tax           11.93          1.91
---------------------------  -----         -----
  After tax on distribu-
  tions and sale of fund
  shares                     11.55          0.66
  After tax on distribu-
  tions, with sale            7.87          0.94
---------------------------  -----         -----
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)            11.76          -3.64
---------------------------  -----         ------
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX
(reflects no deduction for
fees, expenses or taxes)      6.54          6.69
---------------------------  -----         ------
STANDARD & POOR'S 500
(S&P 500) INDEX
(reflects no deduction for
fees, expenses or taxes)     15.06          -2.00
---------------------------  -----         ------

                                       4
                                      DWS Alternative Asset Allocation Plus Fund


                                                 SUMMARY PROSPECTUS May 31, 2011

The Advisor believes these indexes reflect the various asset categories in which the fund may invest.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.


INNA OKOUNKOVA, HEAD OF STRATEGIC ASSET ALLOCATION PORTFOLIO MANAGEMENT, QS INVESTORS. Began managing the fund in 2007.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.



PURCHASE AND SALE OF FUND SHARES


Class R shares are generally available only to certain retirement plans. If your plan sponsor has selected Class R shares as an investment option, you may purchase Class R shares through your securities dealer or any financial institution authorized to act as a shareholder service agent. There are no minimum investments for Class R shares. Contact your securities dealer or shareholder service agent for details on how to buy and sell Class R shares.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                      DWS Alternative Asset Allocation Plus Fund
                                     SUMMARY PROSPECTUS May 31, 2011 DAAAPF-SUMR